INVENTORIES, NET	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

7.	INVENTORIES, NET

Inventories, net consisted of the followings:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Finished goods	105,315	87,507
Raw materials	21,564	28,848
Inventories, net	126,879	116,355

The Group recorded inventory written down amounted to RMB805 and RMB1,039 as of December 31, 2025 and June 30, 2026, respectively.